Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax recoverable	$ 333	$ 330
Rental and utility deposit	35	21
Advance to suppliers	266	107
Prepayment	840	427
Coupon and dividend receivable	122	114
Others	893	753
Total prepaid expenses and other current assets	$ 2,489	$ 1,752